Prepayments and other current assets, net - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Write Down Of Prepayments	$ 603	¥ 4,404,000	¥ 141,000	¥ 0